Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	May 31, 2017	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	May 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized tax benefits related to compensation cost			$ 1,700	$ 1,600	$ 1,400
Total compensation cost for share-based compensation			$ 8,680	5,001	4,611
Recognition period for unrecognized compensation cost related to all non-vested stock compensation awards			2 years 4 months 24 days
Intrinsic value of stock options exercised			$ 2,300	1,000	2,200
Aggregate intrinsic value of stock options vested and expected to vest and exercisable			3,600
Fair value of stock options vested			$ 6,000	$ 1,900	$ 7,000
Shares [Abstract]
Vested and expected to vest, end of period (in shares)			189,000
Weighted Average Exercise Price [Abstract]
Vested and expected to vest, end of period (in dollar per shares)			$ 14.39
Weighted Average Remaining Contractual Life [Abstract]
Vested and expected to vest, end of period			5 years 6 months
Restricted Stock Units [Abstract]
Outstanding, beginning of period (in shares)		939,000	939,000
Restricted stock units granted (in shares)			1,233,000
Restricted stock units forfeited (in shares)			(98,000)
Outstanding, end of year (in shares)			1,837,000	939,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			237,000
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares issued (in shares)			57,937	100,758	48,585
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return on invested capital period (generally)			2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return on invested capital period (generally)			3 years
Stock options and restricted stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			1 year
Stock options and restricted stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			5 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for share-based compensation			$ 236	$ 173	$ 331
Fair value of stock options vested			900	300	2,500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payments Award, Equity Instruments Other Than Options, Grant Date Fair Value			17,200	8,200	11,400
Total compensation cost for share-based compensation			7,622	4,282	3,926
Fair value of shares vested			$ 5,100	$ 1,600	4,500
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			4 years
Performance-Based Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to be vested (as percent)		150.00%
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for share-based compensation			$ 17,100
Omnibus Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future issuance (in shares)			1,137,248			1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,400,000
Number of years until a grant expires			10 years
Percentage of shares to be vested (as percent)			5.00%
Omnibus Incentive Equity Plan [Member] | Time-Based Awards [Member]
Restricted Stock Units [Abstract]
Outstanding, beginning of period (in shares)		819,000	819,000
Restricted stock units granted (in shares)			732,000
Restricted stock units forfeited (in shares)			(92,000)
Outstanding, end of year (in shares)			1,222,000	819,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			237,000
Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of year (in dollars per share)		$ 16.60	$ 16.60
Options granted (in dollars per share)			15.42
Options vested (in dollars per share)			17.16
Forfeited (in dollars per share)			20.05
Nonvested, end of year (in dollars per share)			$ 15.52	$ 16.60
Omnibus Incentive Equity Plan [Member] | Time-Based Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			3 years
Omnibus Incentive Equity Plan [Member] | Time-Based Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			5 years
Omnibus Incentive Equity Plan [Member] | Performance-Based Awards [Member]
Restricted Stock Units [Abstract]
Outstanding, beginning of period (in shares)		120,000	120,000
Restricted stock units granted (in shares)			501,000
Restricted stock units forfeited (in shares)			(6,000)
Outstanding, end of year (in shares)			615,000	120,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			0
Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of year (in dollars per share)		$ 11.65	$ 11.65
Options granted (in dollars per share)			11.81
Options vested (in dollars per share)			0.00
Forfeited (in dollars per share)			36.90
Nonvested, end of year (in dollars per share)			$ 11.78	$ 11.65
Non-Employee Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future issuance (in shares)			120,000
Director Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future issuance (in shares)			112,628
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for share-based compensation			$ 220	$ 329	$ 354
Incentive Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock units vesting period			4 years
Number of years until a grant expires			10 years
Expected volatility (as percent)			75.10%
Expected term			10 years
Risk-free interest rate (as percent)			2.46%
Dividend yield (as percent)			0.00%
Shares [Abstract]
Outstanding, beginning of period (in shares)		509,000	509,000
Granted (in shares)			0	100,000	0
Exercised (in shares)			(233,000)
Forfeited (in shares)			(86,000)
Outstanding, end of period (in shares)			189,000	509,000
Exercisable, end of period (in shares)			114,000
Weighted Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)		$ 14.63	$ 14.63
Exercised (in dollars per share)			11.50
Forfeited (in dollars per share)			23.64
Outstanding, end of period (in dollars per share)			14.39	$ 14.63
Exercisable, end of period (in dollars per share)			$ 11.38
Weighted Average Remaining Contractual Life [Abstract]
Outstanding, end of period			5 years 6 months
Exercisable, end of period			3 years 5 months 7 days
Incentive Stock Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in dollars per share)			$ 8.97
Weighted Average Exercise Price [Abstract]
Granted (in dollars per share)			12.65
Incentive Stock Option Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in dollars per share)			10.03
Weighted Average Exercise Price [Abstract]
Granted (in dollars per share)			$ 25.30
Accelerated RSU expense charged to severance | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for share-based compensation			$ 602	$ 217	$ 0
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of fair market value that shares are acquired at (as percent)			85.00%
Number of shares reserved for future issuance (in shares)			806,644